Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000004429 | MSA Safety, Inc.FR_553498106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004429 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004429 | Darling Ingredients, Inc.FR_237266101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004429 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004429 | IDACORP, Inc.FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004429 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004429 | Ingevity Corp.FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004429 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004429 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004429 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004429 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004429 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004429 | IndustryHealthcare Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004429 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004429 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004429 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004429 | IndustryOil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004429 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004430 | MSA Safety, Inc.FR_553498106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004430 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004430 | Darling Ingredients, Inc.FR_237266101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004430 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004430 | IDACORP, Inc.FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004430 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004430 | Ingevity Corp.FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004430 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004430 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004430 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004430 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004430 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004430 | IndustryHealthcare Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004430 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004430 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004430 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004430 | IndustryOil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004430 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004434 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004434 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004434 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004434 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004434 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004434 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004434 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004434 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004434 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004434 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004434 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004434 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004434 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004434 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004434 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004434 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004434 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004434 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004434 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004434 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004433 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004433 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004433 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004433 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004433 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004433 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004433 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004433 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004433 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004433 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004433 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004433 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004433 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004433 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004433 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004433 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004433 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004433 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004433 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004433 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%